Consolidated Statements of Comprehensive Income (Loss) - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Change in pension liability, tax	$ 232	$ 0	$ 0